Income Taxes - Components of Income Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Examination [Line Items]
Income/(loss) before income taxes	$ 2,047.2	$ 80.1	$ 78.7
Current tax expense	(1.2)	(28.2)	(26.8)
Deferred tax benefit (excluding rate change)	86.5	10.4	26.4
Income tax benefit/(expense)	85.3	(17.8)	(0.4)
United Kingdom
Income Tax Examination [Line Items]
Income/(loss) before income taxes	1,687.4	72.6	33.4
Current tax expense	0.2	(25.4)	(26.3)
Deferred tax benefit (excluding rate change)	(3.8)	10.6	26.9
Income tax benefit/(expense)	(3.6)	(14.8)	0.6
Bermuda
Income Tax Examination [Line Items]
Income/(loss) before income taxes	341.2	(0.3)	40.0
Current tax expense	0.0	0.0	0.0
Deferred tax benefit (excluding rate change)	90.0	0.0	0.0
Income tax benefit/(expense)	90.0	0.0	0.0
Republic of Ireland
Income Tax Examination [Line Items]
Income/(loss) before income taxes	18.6	3.9	5.5
Current tax expense	(1.4)	(0.4)	(0.5)
Deferred tax benefit (excluding rate change)	0.3	(0.2)	(0.5)
Income tax benefit/(expense)	(1.1)	(0.6)	(1.0)
Belgium
Income Tax Examination [Line Items]
Income/(loss) before income taxes	0.0	3.9	0.0
Current tax expense		(2.4)
Deferred tax benefit (excluding rate change)		0.0
Income tax benefit/(expense)		(2.4)
U.S.
Income Tax Examination [Line Items]
Income/(loss) before income taxes	$ 0.0	$ 0.0	(0.2)
Current tax expense			0.0
Deferred tax benefit (excluding rate change)			0.0
Income tax benefit/(expense)			$ 0.0